FINANCIAL RISK MANAGEMENT (Liquidity risk) (Details) - Liquidity risk $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net debt	$ 2,597.0
2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	499.0
Interest to be accrued	38.0
Trade payables and other liabilities	1,117.0
Lease liabilities	49.0
Total	1,703.0
2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	524.0
Interest to be accrued	14.0
Trade payables and other liabilities	8.0
Lease liabilities	34.0
Total	580.0
2025
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	9.0
Interest to be accrued	1.0
Trade payables and other liabilities	6.0
Lease liabilities	28.0
Total	44.0
2026
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	0.0
Interest to be accrued	0.0
Trade payables and other liabilities	3.0
Lease liabilities	28.0
Total	31.0
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	0.0
Interest to be accrued	0.0
Trade payables and other liabilities	33.0
Lease liabilities	100.0
Total	$ 133.0